Investment Securities	12 Months Ended
Mar. 31, 2011
Investment Securities [Abstract]
Investment Securities
6. Investment Securities
Investment securities at March 31, 2011 and 2010, primarily consisted of securities available for sale. Komatsu does not have intentions to sell these securities within a year as of the balance sheet date.
Unrealized holding gains and losses are included as a component of accumulated other comprehensive income (loss) until realized.
The cost, gross unrealized holding gains and losses, and fair value for such investment securities by major security types at March 31, 2011 and 2010, are as follows:

	Millions of yen
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2011
Investment securities:
Marketable equity securities available for sale	¥23,887	¥25,599	¥114	¥49,372

Other investment securities at cost	11,483

	¥35,370

At March 31, 2010
Investment securities:
Marketable equity securities available for sale	¥24,988	¥22,235	¥45	¥47,178

Other investment securities at cost	13,289

	¥38,277

	Thousands of U.S. dollars
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2011
Investment securities:
Marketable equity securities available for sale	$287,795	$308,422	$1,373	$594,844

Other investment securities at cost	$138,349

	$426,144

Other investment securities primarily include non-marketable equity securities. The fair value of other investment securities was not estimated as it was not practicable to estimate the fair value of investments and no significant events or changes that might have effected the fair value of those investments were observed.
Proceeds from the sale of investment securities available for sale were ¥2,132 million ($25,687 thousand), ¥1,005 million and ¥703 million for the years ended March 31, 2011, 2010 and 2009, respectively.
Impairment losses and net realized gains or losses from sale of investment securities available for sale during the years ended March 31, 2011, 2010 and 2009, amounted to losses of ¥54 million ($651 thousand), gains of ¥679 million and losses of ¥9,188 million, respectively. Such gains and losses were included in “other income (expenses)” in the accompanying consolidated statements of income. The cost of the investment securities sold was computed based on the average cost method.
In connection with the share exchange of SUMCO CORPORATION and SUMCO TECHXIV CORPORATION effective May 30, 2008, the Company exchanged shares of SUMCO TECHXIV CORPORATION for those of SUMCO CORPORATION.
In accordance with the ASC 325, “Investments — Other,” a noncash gain of ¥6,148 million was recorded in “Other income (expenses)” in the accompanying consolidated statement of income for the year ended March 31, 2009. The Company recorded impairment losses of ¥5,645 million on its investment in SUMCO CORPORATION in connection with the decline of its fair value as “Other income (expenses)” in the accompanying consolidated statements of income for the year ended March 31, 2009. Gross unrealized holding gain of its investment in SUMCO CORPORATION was ¥2,246 million ($27,060 thousand) at March 31, 2011.